                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment [ ]; Amendment Number: ________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


/s/ George V. Young
-------------------------------------   New Orleans, LA   7/28/06
[Signature]                             [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

13F File Number  Name
---------------  ----
28- ___________  __________________________________________________________

     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:      115
Form 13F Information Table Value Total: $947,906
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   13F File Number   Name
---   ---------------   ----
___   28- ___________   ______________________________________________

[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2006

          COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- ----------- --------- ----------------------- ---------- -------- -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR           PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT   SH/PRN  CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- --------------- ----------- --------- --------- -------- ---- ---------- -------- ---- --------- ----
POOL CORPORATION             COM             73278L 10 5   75,924  1,740,174 Sh              OTHER                  1,740,174
LUMINEX CORP DEL             COM             55027E 10 2   73,888  4,248,881 Sh              OTHER                  4,248,881
3-D SYS CORP DEL             COM NEW         88554D 20 5   53,100  2,643,092 Sh              OTHER                  2,643,092
AMERICAN VANGUARD CORP       COM             030371 10 8   46,279  2,989,605 Sh              OTHER                  2,989,605
PHI INC                      COM NON VTG     69336T 20 5   41,435  1,248,040 Sh              OTHER                  1,248,040
LASERSCOPE                   COM             518081 10 4   41,402  1,343,800 Sh              OTHER                  1,343,800
NOBLE INTL LTD               COM             655053 10 6   37,942  2,649,601 Sh              OTHER                  2,649,601
FIRST ST BANCORPORATION      COM             336453 10 5   33,700  1,417,158 Sh              OTHER                  1,417,158
ADVANCED MEDICAL OPTICS INC  COM             00763M 10 8   33,340    657,600 Sh              OTHER                    657,600
O REILLY AUTOMOTIVE INC      COM             686091 10 9   30,845    988,950 Sh              OTHER                    988,950
EPIQ SYS INC                 COM             26882D 10 9   30,835  1,853,081 Sh              OTHER                  1,853,081
DELTA PETE CORP              COM NEW         247907 20 7   29,881  1,744,341 Sh              OTHER                  1,744,341
INPUT/OUTPUT INC             COM             457652 10 5   27,058  2,863,250 Sh              OTHER                  2,863,250
BLOCK H & R INC              COM             093671 10 5   26,451  1,108,598 Sh              OTHER                  1,108,598
GULF ISLAND FABRICATION INC  COM             402307 10 2   26,088  1,301,787 Sh              OTHER                  1,301,787
GARMIN LTD                   ORD             G37260 10 9   23,265    220,650 Sh              OTHER                    220,650
HENRY JACK & ASSOC INC       COM             426281 10 1   21,651  1,101,260 Sh              OTHER                  1,101,260
STEWART ENTERPRISES INC      CL A            860370 10 5   16,121  2,803,570 Sh              OTHER                  2,803,570
COAST FINL HLDGS INC         COM             190354 10 0   16,101    987,800 Sh              OTHER                    987,800
KANSAS CITY SOUTHERN         COM NEW         485170 30 2   15,238    550,100 Sh              OTHER                    550,100
WELLS FARGO & CO NEW         COM             949746 10 1   14,808    220,746 Sh              OTHER                    220,746
CABOT CORP                   COM             127055 10 1   13,860    401,500 Sh              OTHER                    401,500
MARCUS CORP                  COM             566330 10 6   13,502    646,652 Sh              OTHER                    646,652
YRC WORLDWIDE INC            COM             984249 10 2   13,425    318,800 Sh              OTHER                    318,800
CABELAS INC                  COM             126804 30 1   12,893    669,400 Sh              OTHER                    669,400
LEGGETT & PLATT INC          COM             524660 10 7   11,988    479,914 Sh              OTHER                    479,914
MERGE TECHNOLOGIES INC       COM             589981 10 9   11,911    967,600 Sh              OTHER                    967,600
PHI INC                      COM VTG         69336T 10 6    9,284    297,647 Sh              OTHER                    297,647
JP MORGAN CHASE & CO         COM             46625H 10 0    7,166    170,623 Sh              OTHER                    170,623
CAREMARK RX INC              COM             141705 10 3    7,068    141,724 Sh              OTHER                    141,724
QUICKSILVER RESOURCES INC    COM             74837R 10 4    6,642    180,450 Sh              OTHER                    180,450
INTERNATIOANL SHIPHOLDING CO PFD 6% CONV EX  460321 30 0    6,531    137,350 Sh              OTHER                    137,350
BANK OF AMERICA CORPORATION  COM             060505 10 4    6,150    127,865 Sh              OTHER                    127,865
US BANCORP DEL               COM NEW         902973 30 4    5,184    167,888 Sh              OTHER                    167,888
WHITNEY HLDG CORP            COM             966612 10 3    5,148    145,546 Sh              OTHER                    145,546
PAYLESS SHOESOURCE INC       COM             704379 10 6    5,075    186,800 Sh              OTHER                    186,800
EXXON MOBIL CORP             COM             30231G 10 2    4,987     81,282 Sh              OTHER                     81,282
SOUTHWESTERN ENERGY CO       COM             845467 10 9    4,288    137,600 Sh              OTHER                    137,600
BROOKE CORP                  COM             112502 10 9    4,134    344,500 Sh              OTHER                    344,500
TIDEWATER INC                COM             886423 10 2    3,970     80,700 Sh              OTHER                     80,700
AMEDISYS INC                 COM             023436 10 8    3,846    101,488 Sh              OTHER                    101,488

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2006

MURPHY OIL CORP              COM             626717 10 2    3,542     63,403 Sh              OTHER                     63,403
SCHLUMBERGER LTD             COM             806857 10 8    3,536     54,308 Sh              OTHER                     54,308
DST SYS INC DEL              COM             233326 10 7    3,189     53,600 Sh              OTHER                     53,600
VITRAN INC                   COM             92850E 10 7    3,188    135,700 Sh              OTHER                    135,700
WESTAR ENERGY INC            COM             95709T 10 0    3,085    146,550 Sh              OTHER                    146,550
HANCOCK HLDG CO              COM             410120 10 9    2,801     50,024 Sh              OTHER                     50,024
GENERAL CABLE CORP DEL NEW   COM             369300 10 8    2,604     74,400 Sh              OTHER                     74,400
SCOTTS MIRACLE GRO CO        CL A            810186 10 6    2,080     49,140 Sh              OTHER                     49,140
GENERAL ELECTRIC CO          COM             369604 10 3    2,077     63,018 Sh              OTHER                     63,018
KEYCORP NEW                  COM             493267 10 8    1,905     53,400 Sh              OTHER                     53,400
ST  PAUL TRAVELERS INC       COM             792860 10 8    1,827     40,985 Sh              OTHER                     40,985
CERNER CORP                  COM             156782 10 4    1,770     47,700 Sh              OTHER                     47,700
AMSOUTH BANCORPORATION       COM             032165 10 2    1,638     61,933 Sh              OTHER                     61,933
BIO RAD LABS INC             CL A            090572 20 7    1,636     25,200 Sh              OTHER                     25,200
EMAGEON INC                  COM             29076V 10 9    1,574    107,900 Sh              OTHER                    107,900
INTERNATIONAL RECTIFIER CORP COM             460254 10 5    1,555     39,800 Sh              OTHER                     39,800
CISCO SYS INC                COM             17275R 10 2    1,476     75,576 Sh              OTHER                     75,576
CITIGROUP INC                COM             172967 10 1    1,425     29,543 Sh              OTHER                     29,543
PFIZER INC                   COM             717081 10 3    1,387     59,110 Sh              OTHER                     59,110
TUPPERWARE BRANDS CORP       COM             899896 10 4    1,355     68,806 Sh              OTHER                     68,806
MARSH  & MCLENNAN COS INC    COM             571748 10 2    1,353     50,300 Sh              OTHER                     50,300
SOUTHWEST BANCORP INC OKLA   COM             844767 10 3    1,224     48,000 Sh              OTHER                     48,000
DISNEY WALT CO               COM DISNEY      254687 10 6    1,167     38,900 Sh              OTHER                     38,900
BELLSOUTH CORP               COM             079860 10 2    1,166     32,204 Sh              OTHER                     32,204
GOLDMAN SACHS GROUP INC      COM             38141G 10 4    1,053      7,000 Sh              OTHER                      7,000
BRISTOW GROUP INC            COM             110394 10 3    1,033     28,700 Sh              OTHER                     28,700
CAPITAL ONE FINL CORP        COM             14040H 10 5    1,028     12,025 Sh              OTHER                     12,025
NIC INC                      COM             62914B 10 0    1,021    141,200 Sh              OTHER                    141,200
BP PLC                       SPONSORED ADR   055622 10 4      989     14,206 Sh              OTHER                     14,206
CAL MAINE FOODS INC          COM NEW         128030 20 2      895    130,206 Sh              OTHER                    130,206
MCDONALDS CORP               COM             580135 10 1      894     26,600 Sh              OTHER                     26,600
JOHNSON & JOHNSON            COM             478160 10 4      850     14,185 Sh              OTHER                     14,185
CHEVRON CORP NEW             COM             166764 10 0      817     13,162 Sh              OTHER                     13,162
AFLAC INC                    COM             001055 10 2      791     17,070 Sh              OTHER                     17,070
PEOPLES FINL CORP MISS       COM             71103B 10 2      777     35,200 Sh              OTHER                     35,200
PROCTER & GAMBLE CO          COM             742718 10 9      774     13,920 Sh              OTHER                     13,920
GRAINGER W W INC             COM             384802 10 4      752     10,000 Sh              OTHER                     10,000
REGIONS FINANCIAL CORP NEW   COM             7591EP 10 0      672     20,278 Sh              OTHER                     20,278
PNC FINL SVCS GROUP INC      COM             693475 10 5      667      9,500 Sh              OTHER                      9,500
IRWIN FINL CORP              COM             464119 10 6      663     34,200 Sh              OTHER                     34,200
CONOCOPHILLIPS               COM             20825C 10 4      660     10,071 Sh              OTHER                     10,071
ALLSTATE CORP                COM             020002 10 1      657     12,000 Sh              OTHER                     12,000
O CHARLEYS INC               COM             670823 10 3      633     37,250 Sh              OTHER                     37,250
SECURITY BANK CORP           COM             814047 10 6      624     28,000 Sh              OTHER                     28,000
CHEMTURA CORP                COM             163893 10 0      591     63,300 Sh              OTHER                     63,300

                          St. Denis J. Villere Co., LLC
                                       13F
                                  June 30, 2006

MORGAN STANLEY               COM NEW         617446 44 8      561      8,882 Sh              OTHER                      8,882
KIMBERLY CLARK CORP          COM             494368 10 3      537      8,700 Sh              OTHER                      8,700
PEPSICO INC                  COM             713448 10 8      531      8,845 Sh              OTHER                      8,845
WAL MART STORES INC          COM             931142 10 3      493     10,240 Sh              OTHER                     10,240
HOME DEPOT INC               COM             437076 10 2      490     13,682 Sh              OTHER                     13,682
AMERICAN INTL GROUP INC      COM             026874 10 7      484      8,200 Sh              OTHER                      8,200
MERCK & CO INC               COM             589331 10 7      483     13,255 Sh              OTHER                     13,255
BRISTOL MYERS SQUIBB CO      COM             110122 10 8      457     17,668 Sh              OTHER                     17,668
WACHOVIA CORP 2ND NEW        COM             929903 10 2      421      7,788 Sh              OTHER                      7,788
FIRST DATA CORP              COM             319963 10 4      406      9,020 Sh              OTHER                      9,020
QLT INC                      COM             746927 10 2      389     54,917 Sh              OTHER                     54,917
DEVELOPERS DIVERSIFIED RLTY  COM             251591 10 3      370      7,100 Sh              OTHER                      7,100
TOREADOR RES CORP            COM             891050 10 6      340     12,100 Sh              OTHER                     12,100
RF MONOLITHICS INC           COM             74955F 10 6      334     59,200 Sh              OTHER                     59,200
COLGATE PALMOLIVE CO         COM             194162 10 3      329      5,485 Sh              OTHER                      5,485
FED NATL MTG ASSN            COM             313586 10 9      310      6,450 Sh              OTHER                      6,450
SHORE BANCSHARES INC         COM             825107 10 5      290     10,687 Sh              OTHER                     10,687
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747 20 6      280      4,000 Sh              OTHER                      4,000
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259 20 6      280      4,176 Sh              OTHER                      4,176
PPG INDS INC                 COM             693506 10 7      278      4,216 Sh              OTHER                      4,216
VERIZON COMMUNICATIONS       COM             92343V 10 4      267      7,976 Sh              OTHER                      7,976
AT&T CORP                    COM             00206R 10 2      264      9,472 Sh              OTHER                      9,472
ANADARKO PETE CORP           COM             032511 10 7      239      5,008 Sh              OTHER                      5,008
BAXTER INTL INC              COM             071813 10 9      221      6,000 Sh              OTHER                      6,000
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER  494550 10 6      218      4,750 Sh              OTHER                      4,750
HEWITT ASSOCS INC            COM             42822Q 10 0      214      9,500 Sh              OTHER                      9,500
LOWES COS INC                COM             548661 10 7      208      3,435 Sh              OTHER                      3,435
LINCARE HLDGS INC            COM             532791 10 0      206      5,448 Sh              OTHER                      5,448
NEWPARK RES INC              COM PAR $.01NEW 651718 50 4      201     32,700 Sh              OTHER                     32,700
                                                          947,906